Warrants and Earnout Shares	6 Months Ended
Jun. 30, 2022
Common Stock Warrants And Earnout Shares [Abstract]
Warrants and Earnout Shares
Note 9. Warrants and earnout shares
Common stock warrants
Pursuant to the FirstMark initial public offering (“IPO”), FirstMark sold 41,400,000 units, which includes the full exercise by the underwriters of their over-allotment option in the amount of 5,400,000 units, at a purchase price of $10.00 per unit. Each unit consisted of one share of FirstMark Class A common stock and one-third
of one FirstMark warrant (“Public Warrants”). Each Public Warrant entitles the holder to purchase one share of Common Stock at a price of $11.50 per share. Simultaneously with the closing of the FirstMark IPO on October 8, 2020, FirstMark consummated the sale of 6,853,333 private placement warrants (the “Private Warrants”) to the Sponsor at a price of $1.50 per Private Warrant to FirstMark Horizon Sponsor LLC (the “Sponsor”), generating gross proceeds of $10,300,000. Together, the Public Warrants and Private Placement Warrants are referred to as the “Common Stock Warrants.”
Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants became exercisable 12 months from the closing of the Initial Public Offering. The Public and Private Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. As a result of the Business Combination, both the 13,800,000 Public Warrants and 6,853,333 Private Warrants are redeemable for shares of Class A common stock subject to the below.
The Company will not be obligated to deliver any shares of Common Stock pursuant to the exercise of a Common Stock Warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act of 1933, as amended (the “Securities Act”), with respect to the shares of Common Stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration.
The Company has agreed to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed, as specified in the warrant agreement; provided that if shares of the Class A common stock are at the time of any exercise of a Public Warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but it will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Public Warrants
Redemption of warrants when the price per share of Class
 A common stock equals or exceeds $18.00 (“Reference Value”).
Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The last of the redemption criterion discussed above was established to prevent a redemption call unless there is at the time of the call a significant premium to the warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the warrants, each warrant holder will be entitled to exercise his, her or its warrant prior to the scheduled redemption date. However, the price of the shares of Class A common stock may fall below the $18.00 redemption trigger price (as adjusted for adjustments to the number of shares issuable upon exercise price for a warrant) as well as the $11.50 (for whole shares) warrant exercise price after the redemption notice is issued.
Redemption of warrants when the price per share of Class
 A common stock equals or exceeds $10.00.
Commencing ninety days after the warrants become exercisable, the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption, provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the table in the Registration Statement, based on the redemption date and the “fair market value” of shares of Class A common stock, except as otherwise described below;

•
if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant as described under the heading “— Warrants — Public Stockholders’ Warrants — Anti-dilution Adjustments” in the Registration Statement); and

•
if the Reference Value is less than $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant as described under the heading “— Warrants — Public Stockholders’ Warrants — Anti-dilution Adjustments” in the Registration Statement), the private placement warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.

The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances, including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for the issuance of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.
On April 25, 2022, the Company issued a notice (the “Warrant Adjustment Notice”) to holders of the Public Warrants, notifying holders of the following adjustments (the “Warrant Adjustments”), effective after the close of trading on April 22, 2022:

•	the adjustment to the warrant price of the Public Warrants from $11.50 per 1.2415 shares to $9.13 per 1.2415 shares of Class A common stock;

•	the adjustment of the $18.00 per share redemption trigger price to $14.29 per share of Class A common stock; and

•	the adjustment of the $10.00 per share redemption trigger price to $7.94 per share of Class A common stock (representing the Market Value).
The Warrant Adjustments were required as a result of (i) Starry Group issuing shares of its Class A common stock and securities exchangeable for shares of Class A common stock at an issue price of $7.50 per share for capital raising purposes in connection with the closing the Business Combination, (ii) the aggregate gross proceeds from such issuances representing more than 60% of the total equity proceeds upon completion of the Business Combination (net of redemptions) and (iii) the volume-weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Business Combination was consummated (such price, the “Market Value”) being below $9.20 per share. The Market Value was determined to be $7.94 per share.
Private Warrants
The Private Warrants are identical to the Public Warrants underlying the units sold in the IPO, except that the Private Warrants and the shares of Class A common stock issuable upon the exercise of the Private Warrants were not transferable, assignable or saleable until 30 days after the completion of the Business Combination. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company evaluated the Private Warrants and the Public Warrants and concluded that they do not meet the criteria to be classified within stockholders’ equity. The Private Warrants and the Public Warrants both contain settlement provisions that preclude them from meeting the derivative exception of being indexed to the Company’s stock. As such, the Company has recorded these warrants as liabilities on the condensed consolidated balance sheet at fair value (see Note 2), with subsequent changes in their respective fair values recognized in the condensed consolidated statements of operations at each reporting date. Upon consummation of the Business Combination on March 29, 2022 the combined fair value of both the Public Warrants and Private Warrants was $15,697 and was recorded in APIC (see Note 1). The remeasurement of such warrants as of June 30, 2022 resulted in decreases of $9,707 and $7,229 in fair value for the three and six months ended June 30, 2022 which the Company recorded in other income (expense), net on the condensed consolidated statements of operations.
Starry Warrants
In connection with entering into the Starry Credit Agreement in February 2019, Old Starry issued the lender warrants to purchase 15,025,563 shares of Old Starry’s non-voting
common stock. In addition, in connection with Old Starry entering into the Starry Credit Agreement in December 2019, Old Starry issued the new participating lenders warrants to purchase 17,625,662 shares of Old Starry’s non-voting
common stock. As the Company concluded the warrants were classified in stockholders’ equity, the Company allocated approximately $6,175 and $8,307 in value to the warrant issuances, respectively, on a relative fair value basis and recorded this allocated value as an increase to additional-paid-in
capital and as a component of the discount recorded against the outstanding debt (the “2019 Equity Warrants”). On October 6, 2021, certain lenders who held 3,525,132 of such warrants entered into a convertible note subscription agreement in connection with the Merger Agreement, which provided the lenders an exchange right to net cash settle the outstanding warrants. The Company re-assessed
the classification of such warrants due to the exchange right and recorded a reclassification of $6,345 from additional-paid-in
capital to warrant liabilities as of December 31, 2021 (the “2019 Liability Warrants”, and together with the remaining 2019 Equity Warrants, the “2019 Warrants”).
In conjunction with the Fifth Amendment, Old Starry entered into a warrant purchase agreement as of October 6, 2021. Old Starry issued to the lenders warrants to purchase 11,509,673 shares of Old Starry’s non-voting
common stock valued at $6,733 (“Initial Tranche C Warrants”) and contingently issuable warrants to purchase 2,896,992 shares of Old Starry’s non-voting
common stock valued at $1,695 (“Delayed Draw Tranche C Warrants”) (together, the “Tranche C Warrants”, and collectively with the 2019 Warrants, the “Starry Warrants”). The Company concluded the Tranche C Warrants were liability classified and recorded the fair value as an increase to warrant liabilities and as a component of the discount recorded against the outstanding debt (for the Initial Tranche C Warrants) and deferred costs (for the Delayed Draw Tranche C Warrants) as the Delayed Draw Tranche C Loan was not outstanding as of December 31, 2021. On January 11, 2022, the Delayed Draw Tranche C Warrants were reclassified from deferred costs to a component of the discount recorded against the outstanding debt upon the draw down of the Delayed Draw Tranche C Loan.
On March 29, 2022, such Starry Warrants were net exercised in connection with the Business Combination (see Note 1). Immediately prior to being net exercised, the liability-classified Starry Warrants were adjusted to fair value prior to reclassification to APIC (see Note 2).
Earnout Shares
Following the Business Combination, 4,128,113 shares of Class A common stock held by certain former equity holders of FirstMark are subject to vesting and forfeiture conditions (the “Earnout Shares”). Of the 4,128,113 Earnout Shares, 2,224,167 shares will vest at such time as a $12.50 stock price level is achieved, 951,973 shares will vest at such time as a $15.00 stock price level is achieved and 951,973 shares will vest at such time as a $17.50 stock price level is achieved, in each case, on or before the fifth anniversary of the consummation of the Business Combination. The “stock price level” will be considered achieved only (a) when the closing price of a share of Class A common stock on the NYSE is greater than or equal to the applicable price for any 20 trading days within a 30 trading day period or (b) the price per share of Class A common stock paid in certain change of control transactions following the consummation of the Business Combination is greater than or equal to the applicable price. Earnout Shares subject to vesting pursuant to the above terms that do not vest in accordance with such terms shall be forfeited and cancelled for no consideration. The Earnout Shares are not redeemable. The Earnout Shares will be considered outstanding for legal purposes prior to the achievement of the vesting conditions but will not be considered outstanding for accounting purposes until such vesting conditions are achieved. As the vesting event has not yet been achieved, these shares of Class A common stock are treated as contingently recallable and have been excluded from the denominator for the purposes of calculating basic and diluted net loss per share (see Note 13).
The Company evaluated the Earnout Shares and concluded that they do not meet the criteria to be classified within stockholders’ equity. The Earnout Shares contain settlement provisions that preclude them from meeting the derivative exception of being indexed to the Company’s stock. As such, the Company has recorded these Earnout Shares as liabilities on the condensed consolidated balance sheet at fair value (see Note 2), with subsequent changes in their respective fair values recognized in the condensed consolidated statements of operations at each reporting date.